STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (FY) - USD ($)	Common Stock [Member] Class A Common Stock [Member]		Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Class A Common Stock [Member]	[1]	Additional Paid-in Capital [Member] Class B Common Stock [Member]	Retained Earnings [Member]	Retained Earnings [Member] Class A Common Stock [Member]	[1]	Retained Earnings [Member] Class B Common Stock [Member]	Total	Class A Common Stock [Member]	[1]	Class B Common Stock [Member]
Balance at Jun. 17, 2018	$ 0		$ 0	$ 0				$ 0				$ 0
Balance (in shares) at Jun. 17, 2018	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Sponsor	$ 575	[1]	$ 2,205		$ 24,425		$ 220,518,565		$ 0		$ 0		$ 25,000		$ 220,520,770
Issuance of common stock to Sponsor (in shares)	5,750,000	[1]	22,052,077
Underwriters discount and offering expenses	$ 0		$ 0	(12,653,266)				0				(12,653,266)
Proceeds from sale of warrants to Sponsors	0		0	5,910,416				0				5,910,416
Sponsors shares cancelled (over-allotment)	$ 0		$ (24)	24				0				0
Sponsors shares cancelled (over-allotment) (in shares)	0		(236,981)
Change in common stock subject to possible redemption	$ (2,087)		$ 0	(209,108,463)				0				(209,110,550)
Change in common stock subject to possible redemption (in shares)	(20,869,316)		0
Net income	$ 0		$ 0	0				307,638				307,638
Balance at Dec. 31, 2018	$ 118		$ 551	4,691,701				307,638				5,000,008
Balance (in shares) at Dec. 31, 2018	1,182,761		5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in common stock subject to possible redemption	$ 1		$ 0	(790,261)				0				(790,260)
Change in common stock subject to possible redemption (in shares)	4,424		0
Net income	$ 0		$ 0	0				790,254				790,254
Balance at Mar. 31, 2019	$ 119		$ 551	3,901,440				1,097,892				5,000,002
Balance (in shares) at Mar. 31, 2019	1,187,185		5,513,019
Balance at Dec. 31, 2018	$ 118		$ 551	4,691,701				307,638				5,000,008
Balance (in shares) at Dec. 31, 2018	1,182,761		5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income												2,448,343
Balance at Sep. 30, 2019	$ 119		$ 551	2,243,350				2,755,981				5,000,001
Balance (in shares) at Sep. 30, 2019	1,185,815		5,513,019
Balance at Dec. 31, 2018	$ 118		$ 551	4,691,701				307,638				5,000,008
Balance (in shares) at Dec. 31, 2018	1,182,761		5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reversal of offering costs	$ 0		$ 0	25,000				0				25,000
Change in common stock subject to possible redemption	$ 3		$ 0	(2,897,893)				0				(2,897,890)
Change in common stock subject to possible redemption (in shares)	22,862		0
Net income	$ 0		$ 0	0				2,872,889				2,872,889
Balance at Dec. 31, 2019	$ 121		$ 551	1,818,808				3,180,527				5,000,007
Balance (in shares) at Dec. 31, 2019	1,205,623		5,513,019
Balance at Mar. 31, 2019	$ 119		$ 551	3,901,440				1,097,892				5,000,002
Balance (in shares) at Mar. 31, 2019	1,187,185		5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in common stock subject to possible redemption	$ 0		$ 0	(842,930)				0				(842,930)
Change in common stock subject to possible redemption (in shares)	(825)		0
Net income	$ 0		$ 0	0				842,931				842,931
Balance at Jun. 30, 2019	$ 119		$ 551	3,058,510				1,940,823				5,000,003
Balance (in shares) at Jun. 30, 2019	1,186,360		5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reversal of offering costs	$ 0		$ 0	25,000				0				25,000
Change in common stock subject to possible redemption	$ 0		$ 0	(840,160)				0				(840,160)
Change in common stock subject to possible redemption (in shares)	(545)		0
Net income	$ 0		$ 0	0				815,158				815,158
Balance at Sep. 30, 2019	$ 119		$ 551	2,243,350				2,755,981				5,000,001
Balance (in shares) at Sep. 30, 2019	1,185,815		5,513,019
Balance at Dec. 31, 2019	$ 121		$ 551	1,818,808				3,180,527				5,000,007
Balance (in shares) at Dec. 31, 2019	1,205,623		5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in common stock subject to possible redemption	$ 0		$ 0	(365,240)				0				(365,240)
Change in common stock subject to possible redemption (in shares)	5,072		0
Net income	$ 0		$ 0	0				365,235				365,235
Balance at Mar. 31, 2020	$ 121		$ 551	1,453,568				3,545,762				5,000,002
Balance (in shares) at Mar. 31, 2020	1,210,695		5,513,019
Balance at Dec. 31, 2019	$ 121		$ 551	1,818,808				3,180,527				5,000,007
Balance (in shares) at Dec. 31, 2019	1,205,623		5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income												(671,595)
Balance at Sep. 30, 2020	$ 146		$ 551	2,490,372				2,508,932				5,000,001
Balance (in shares) at Sep. 30, 2020	1,454,178		5,513,019
Balance at Mar. 31, 2020	$ 121		$ 551	1,453,568				3,545,762				5,000,002
Balance (in shares) at Mar. 31, 2020	1,210,695		5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in common stock subject to possible redemption	$ 10		$ 0	418,919				0				418,929
Change in common stock subject to possible redemption (in shares)	90,906		0
Net income	$ 0		$ 0	0				(418,925)				(418,925)
Balance at Jun. 30, 2020	$ 131		$ 551	1,872,487				3,126,837				5,000,006
Balance (in shares) at Jun. 30, 2020	1,301,601		5,513,019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in common stock subject to possible redemption	$ 15		$ 0	617,885				0				617,900
Change in common stock subject to possible redemption (in shares)	152,577		0
Net income	$ 0		$ 0	0				(617,905)				(617,905)
Balance at Sep. 30, 2020	$ 146		$ 551	$ 2,490,372				$ 2,508,932				$ 5,000,001
Balance (in shares) at Sep. 30, 2020	1,454,178		5,513,019

[1]	Included 750,000 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters.